Intangible Assets, Goodwill and Other (Details) - CAD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible assets	$ 145	$ 152
Investments	83	84
Goodwill	70	77
Deferred costs	64	67
Long-term receivables	37	31
Other long-term assets	22	18
Total intangible assets, goodwill and other	421	429
Investments
Investments accounted for under the equity method	56	60
Cost method investments	$ 27	$ 24